Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
LEASES

NOTE 9: LEASES

The future minimum contractual lease income (charter-out rates is presented net of commissions and includes backstop commitment), for which a charter party has been concluded, is as follows:

Amount
2018	86,635
2019	40,777
2020	35,248
2021	35,152
2022	35,152
Thereafter	103,577
Total minimum lease revenue, net of commissions	$336,541